Change in Accounting Principle - Stock Based Compensation - Change in Accounting Method and Its Impact on Key Components of Company's Condensed Consolidated Balance Sheets (Detail) (USD $)
In Thousands, unless otherwise specified
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Stockholders' equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding	$ 4
Additional paid-in capital	505,883	292,011
Accumulated other comprehensive income	1,211	1,150
Accumulated deficit	(55,487)	(42,698)
Total stockholders' equity	451,611	250,463	215,804	221,079
As Reported [Member]
Stockholders' equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding
Additional paid-in capital		293,281
Accumulated other comprehensive income		1,150
Accumulated deficit		(43,968)
Total stockholders' equity		250,463
As Revised [Member]
Stockholders' equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding
Additional paid-in capital		292,011
Accumulated other comprehensive income		1,150
Accumulated deficit		(42,698)
Total stockholders' equity		$ 250,463